Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WILLIAMS-SONOMA, INC.
Amendment Flag	false
Entity Central Index Key	0000719955
EBP, 401(K) Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WILLIAMS-SONOMA, INC.
Amendment Flag	false
Entity Central Index Key	0000719955